Other disclosures - Capital Risk (Details)	Jun. 30, 2020	Dec. 31, 2019
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	11.84%	11.65%
Tier 1 phase in capital ratio	13.48%	13.14%
Total phase-in capital	15.48%	15.05%
Minimum
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	8.86%
Pillar 1 percentage	4.50%
Pillar 2 percentage	0.84%
Capital conservation buffer, percentage	2.50%
Globally Systemically Important Entity percentage	1.00%
Percentage of anti cyclical buffer on common equity Tier1 capital	0.02%
Tier 1 phase in capital ratio	10.65%
Total phase-in capital	13.02%